UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2011

                                                                      (Form N-Q)

94424-0511                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2011 (unaudited)

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (32.9%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            HOUSEHOLD APPLIANCES (0.5%)
$     750   Stanley Black and Decker (a)                                           4.90%      11/01/2012     $      788
                                                                                                             ----------
            ENERGY (4.8%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
      700   Murphy Oil Corp.                                                       6.38        5/01/2012            736
                                                                                                             ----------
            OIL & GAS DRILLING (0.7%)
    1,000   Nabors Industries, Inc.                                                5.38        8/15/2012          1,046
                                                                                                             ----------
            OIL & GAS REFINING & MARKETING (1.0%)
      550   Valero Energy Corp.                                                    6.70        1/15/2013            587
      755   Valero Energy Corp. (a)                                                4.75        6/15/2013            802
                                                                                                             ----------
                                                                                                                  1,389
                                                                                                             ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.6%)
      605   Enterprise Products Operating, LLC                                     5.65        4/01/2013            652
    1,500   Gulf South Pipeline Co., LP (b)                                        5.75        8/15/2012          1,575
      550   Kaneb Pipe Line Operating Partnership, LP                              5.88        6/01/2013            589
    1,000   Rockies Express Pipeline, LLC (b)                                      6.25        7/15/2013          1,069
                                                                                                             ----------
                                                                                                                  3,885
                                                                                                             ----------
            Total Energy                                                                                          7,056
                                                                                                             ----------
            FINANCIALS (15.7%)
            ------------------
            DIVERSIFIED BANKS (1.3%)
    2,000   Societe Generale (b)                                                   2.50        1/15/2014          1,986
                                                                                                             ----------
            DIVERSIFIED CAPITAL MARKETS (0.7%)
    1,000   Deutsche Bank AG                                                       4.88        5/20/2013          1,064
                                                                                                             ----------
            INVESTMENT BANKING & BROKERAGE (1.1%)
    1,500   Credit Suisse New York                                                 5.00        5/15/2013          1,602
                                                                                                             ----------
            LIFE & HEALTH INSURANCE (4.4%)
    1,642   MetLife Global Funding I (b)                                           5.13        4/10/2013          1,753
      725   MetLife Global Funding I (b)                                           5.13        6/10/2014            786
    1,500   MetLife Institutional Fund (b),(c)                                     1.21 (d)    4/04/2014          1,507
      350   Pricoa Global Funding I (b)                                            5.40       10/18/2012            372
      365   Pricoa Global Funding I (b)                                            5.30        9/27/2013            396
      850   Principal Life Income Fundings Trust                                   5.30       12/14/2012            907
      814   Prudential Financial, Inc.                                             5.15        1/15/2013            861
                                                                                                             ----------
                                                                                                                  6,582
                                                                                                             ----------
            MULTI-LINE INSURANCE (0.6%)
      800   Hartford Financial Services Group, Inc.                                5.25       10/15/2011            818
                                                                                                             ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    1,000   General Electric Capital Corp.                                         0.87 (d)    1/07/2013          1,005
      600   General Electric Capital Corp. (a)                                     1.88        9/16/2013            600

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     900   General Electric Capital Corp.                                         1.31% (d)   9/23/2013     $      911
                                                                                                             ----------
                                                                                                                  2,516
                                                                                                             ----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
      500   Xl Capital Finance plc                                                 6.50        1/15/2012            521
                                                                                                             ----------
            REGIONAL BANKS (0.3%)
      500   PNC Funding Corp.                                                      0.50 (d)    1/31/2014            496
                                                                                                             ----------
            REITs - DIVERSIFIED (1.6%)
      250   Liberty Property, LP                                                   6.38        8/15/2012            265
    2,000   Washington REIT                                                        5.25        1/15/2014          2,135
                                                                                                             ----------
                                                                                                                  2,400
                                                                                                             ----------
            REITs - OFFICE (2.1%)
      500   Duke Realty, LP                                                        5.45       10/01/2012            521
      500   HRPT Properties Trust                                                  6.50        1/15/2013            525
      525   Mack-Cali Realty, LP                                                   5.25        1/15/2012            540
    1,500   Mack-Cali Realty, LP                                                   4.60        6/15/2013          1,575
                                                                                                             ----------
                                                                                                                  3,161
                                                                                                             ----------
            REITs - RETAIL (0.6%)
      350   Kimco Realty Corp.                                                     6.00       11/30/2012            373
      500   Weingarten Realty Investors                                            5.26        5/15/2012            513
                                                                                                             ----------
                                                                                                                    886
                                                                                                             ----------
            REITs - SPECIALIZED (0.9%)
      500   Health Care Property Investors, Inc.                                   5.63        2/28/2013            533
      680   Health Care Property Investors, Inc.                                   5.65       12/15/2013            737
                                                                                                             ----------
                                                                                                                  1,270
                                                                                                             ----------
            Total Financials                                                                                     23,302
                                                                                                             ----------
            HEALTH CARE (1.7%)
            ------------------
            HEALTH CARE FACILITIES (1.7%)
    2,500   HCA, Inc. (c)                                                          2.56 (d)   11/17/2012          2,489
                                                                                                             ----------
            INDUSTRIALS (0.9%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.9%)
    1,315   Avery Dennison Corp.                                                   4.88        1/15/2013          1,383
                                                                                                             ----------
            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    1,110   Computer Sciences Corp.                                                5.00        2/15/2013          1,169
                                                                                                             ----------
            MATERIALS (4.9%)
            ----------------
            CONSTRUCTION MATERIALS (2.2%)
    2,000   Lafarge Corp.                                                          6.88        7/15/2013          2,146
    1,000   Vulcan Materials Co.                                                   6.30        6/15/2013          1,058
                                                                                                             ----------
                                                                                                                  3,204
                                                                                                             ----------
            DIVERSIFIED CHEMICALS (0.4%)
      630   Dow Chemical Co.                                                       6.00       10/01/2012            675
                                                                                                             ----------
            INDUSTRIAL GASES (1.4%)
    2,000   Airgas, Inc.                                                           2.85       10/01/2013          2,030
                                                                                                             ----------
            STEEL (0.9%)
    1,300   ArcelorMittal                                                          5.38        6/01/2013          1,383
                                                                                                             ----------
            Total Materials                                                                                       7,292
                                                                                                             ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (0.7%)
            ----------------------
            AIRPORT/PORT (0.7%)
$   1,000   Chicago Midway Airport (a)                                             3.53%       1/01/2041     $      997
                                                                                                             ----------
            UTILITIES (2.9%)
            ----------------
            ELECTRIC UTILITIES (2.2%)
      455   DPL, Inc.                                                              6.88        9/01/2011            466
    1,000   Entergy New Orleans, Inc.                                              5.25        8/01/2013          1,053
      532   FPL Group Capital, Inc.                                                2.55       11/15/2013            542
      500   Nevada Power Co.                                                       6.50        4/15/2012            528
      700   PPL Energy Supply, LLC                                                 6.40       11/01/2011            723
                                                                                                             ----------
                                                                                                                  3,312
                                                                                                             ----------
            GAS UTILITIES (0.7%)
    1,000   Atmos Energy Corp.                                                     5.13        1/15/2013          1,050
                                                                                                             ----------
            Total Utilities                                                                                       4,362
                                                                                                             ----------
            Total Corporate Obligations (cost: $48,885)                                                          48,838
                                                                                                             ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (8.3%)

            FINANCIALS (7.1%)
            -----------------
            DIVERSIFIED BANKS (5.1%)
    1,000   Anz National International Ltd. (b)                                    2.38       12/21/2012          1,013
    1,500   Bank of Tokyo-Mitsubishi, Ltd. (b)                                     2.60        1/22/2013          1,526
    1,500   Groupe BPCE S.A. (b)                                                   2.06 (d)    2/07/2014          1,512
    1,500   Westpac Banking Corp.                                                  2.10        8/02/2013          1,515
    2,000   Westpac Banking Corp. (b)                                              1.04 (d)    3/31/2014          1,999
                                                                                                             ----------
                                                                                                                  7,565
                                                                                                             ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    2,000   ING Bank N.V. (b)                                                      1.36 (d)    3/15/2013          2,005
      300   ING Bank N.V. (b)                                                      1.62 (d)   10/18/2013            302
      700   Santander U.S. Debt S.A. (b)                                           2.49        1/18/2013            688
                                                                                                             ----------
                                                                                                                  2,995
                                                                                                             ----------
            Total Financials                                                                                     10,560
                                                                                                             ----------
            MATERIALS (1.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
      227   CRH America, Inc.                                                      5.63        9/30/2011            232
                                                                                                             ----------
            DIVERSIFIED METALS & MINING (0.8%)
    1,250   Anglo American Capital (b)                                             2.15        9/27/2013          1,260
                                                                                                             ----------
            Total Materials                                                                                       1,492
                                                                                                             ----------

            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
      300   Telecom Italia Capital                                                  5.25      11/15/2013            317
                                                                                                             ----------
            Total Eurodollar and Yankee Obligations (cost: $12,375)                                              12,369
                                                                                                             ----------
            ASSET-BACKED SECURITIES (11.4%)

            FINANCIALS (11.4%)
            ------------------
            ASSET-BACKED FINANCING (11.4%)
      277   AESOP Funding II, LLC (b)                                               0.39 (d)   8/20/2013            271
      460   American Express Credit Account Master Trust (b)                        0.54 (d)   3/17/2014            459

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$     215   Americredit Prime Automobile Receivables Trust                         5.35%       9/09/2013     $      220
    1,730   Arkle Finance Trust Ltd. (b)                                           1.46 (d)    5/17/2060          1,728
      500   Bank of America Credit Card Trust                                      0.55 (d)    6/15/2014            497
    1,000   Cabela's Credit Card Master Note Trust (b)                             0.66 (d)   10/15/2014            997
    1,500   Capital One Multi-Asset Execution Trust                                0.56 (d)   11/17/2014          1,491
      500   CIT Equipment Collateral (b)                                           3.88        9/16/2013            515
    1,000   Citibank Credit Card Issuance Trust                                    6.30        6/20/2014          1,057
      788   Citibank Credit Card Issuance Trust                                    0.67 (d)    7/15/2014            782
      835   Discover Card Master Trust I                                           0.81 (d)   10/16/2013            835
      800   GE Equipment Midticket, LLC (b)                                        0.94        7/14/2014            799
    1,000   Holmes Master Issuer plc (b)                                           1.70 (d)   10/15/2054          1,003
    1,000   MBNA Credit Card Master Note Trust                                     0.68 (d)    7/15/2015            988
       83   Rental Car Finance Corp. (b)                                           0.43 (d)    5/25/2012             83
      795   Santander Drive Auto Receivables Trust (b)                             1.48        5/15/2017            796
      187   SLC Student Loan Trust                                                 0.37 (d)    4/16/2018            187
    1,195   SLC Student Loan Trust                                                 0.42 (d)    1/15/2019          1,167
    1,500   Volvo Financial Equipment, LLC (b)                                     2.99        5/15/2017          1,516
    1,500   World Omni Auto Receivables Trust                                      1.91        4/15/2016          1,498
                                                                                                             ----------
            Total Financials                                                                                     16,889
                                                                                                             ----------
            Total Asset-Backed Securities (cost: $16,843)                                                        16,889
                                                                                                             ----------
            COMMERCIAL MORTGAGE SECURITIES (5.3%)

            FINANCIALS (5.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
      621   Banc of America Commercial Mortgage, Inc.                              4.50        7/10/2043            622
    1,520   Banc of America Commercial Mortgage, Inc.                              4.78        7/10/2043          1,569
       65   Banc of America Commercial Mortgage, Inc.                              4.76        7/10/2045             65
      328   Citigroup Deutsche Bank Commercial Mortgage Trust                      5.27        7/15/2044            332
    1,735   GE Capital Commercial Mortgage Corp.                                   5.33       11/10/2045          1,790
      105   GMAC Commercial Mortgage Securities, Inc.                              6.70        4/15/2034            105
      244   LB-UBS Commercial Mortgage Trust                                       5.39        2/15/2040            248
      458   Morgan Stanley Capital I, Inc.                                         5.28       12/15/2043            463
    1,525   Morgan Stanley Capital I, Inc.                                         5.62        7/12/2044          1,548
      570   Morgan Stanley Capital I, Inc.                                         4.51        7/15/2056            594
      495   Wachovia Bank Commercial Mortgage Trust (b)                            4.24       10/15/2035            499
                                                                                                             ----------
            Total Financials                                                                                      7,835
                                                                                                             ----------
            Total Commercial Mortgage Securities (cost: $7,822)                                                   7,835
                                                                                                             ----------

            MUNICIPAL BONDS (20.5%)

            AIRPORT/PORT (1.1%)
    1,500   Greater Orlando Aviation Auth.                                         4.50       10/01/2013          1,599
                                                                                                             ----------

            EDUCATION (2.0%)
    2,000   New Jersey EDA                                                         2.14        9/01/2012          1,994
    1,000   New Jersey EDA                                                         3.10        9/01/2013          1,004
                                                                                                             ----------
            Total Education                                                                                       2,998
                                                                                                             ----------

            ELECTRIC UTILITIES (2.7%)
    1,000   Delaware State EDA (a)                                                 2.30 (d)    7/01/2028          1,008
    1,000   Louisa IDA                                                             1.38 (d)    9/01/2030          1,000
    1,000   Mississippi Business Finance Corp.                                     2.25 (d)   12/01/2040          1,002
      500   West Virginia EDA                                                      4.85 (d)    5/01/2019            528
      500   West Virginia EDA                                                      2.00 (d)    1/01/2041            501
                                                                                                             ----------
                                                                                                                  4,039
                                                                                                             ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.7%)
$   1,000   San Antonio Electric and Gas Systems                                   1.15% (d)  12/01/2027     $    1,005
                                                                                                             ----------

            ENVIRONMENTAL & FACILITIES SERVICES (6.2%)
    1,500   California Pollution Control Financing Auth.                           1.88 (d)    8/01/2023          1,500
    1,000   Indiana State Finance Auth.                                            1.85 (d)    5/01/2034          1,000
    1,000   Maricopa County IDA                                                    2.65 (d)   12/01/2031          1,001
      750   Miami-Dade County                                                      1.25 (d)    9/01/2027            751
    1,500   New Jersey EDA                                                         2.20       11/01/2013          1,489
    2,000   Pennsylvania Economic Dev. Financing Auth.                             2.00 (d)    4/01/2019          2,000
    1,500   Yavapai County IDA                                                     1.65 (d)    4/01/2029          1,500
                                                                                                             ----------
                                                                                                                  9,241
                                                                                                             ----------
            GENERAL OBLIGATION (3.4%)
      700   Andrews County                                                         2.38        8/15/2012            700
    1,500   Merrimack County                                                       2.30       12/30/2011          1,507
    2,800   Newark (c),(e)                                                         3.70        2/08/2012          2,814
                                                                                                             ----------
                                                                                                                  5,021
                                                                                                             ----------
            INTEGRATED OIL & GAS (1.0%)
    1,500   Whiting Environmental Facilities                                       2.80 (d)    6/01/2044          1,495
                                                                                                             ----------
            MULTI-UTILITIES (1.2%)
    1,750   Louisville/Jefferson County Metro Government                           1.90 (d)    6/01/2033          1,756
                                                                                                             ----------
            PAPER PRODUCTS (1.5%)
    1,500   Bay County                                                             5.10        9/01/2012          1,557
      660   Savannah EDA                                                           5.10        8/01/2014            701
                                                                                                             ----------
            Total Paper Products                                                                                  2,258
                                                                                                             ----------
            WATER/SEWER UTILITY (0.7%)
    1,000   Renewable Water Resources                                              1.99        1/01/2012            998
                                                                                                             ----------
            Total Municipal Bonds (cost: $30,339)                                                                30,410
                                                                                                             ----------
            MONEY MARKET INSTRUMENTS (27.8%)

            VARIABLE-RATE DEMAND NOTES (22.5%)

            CONSUMER DISCRETIONARY (1.9%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.7%)
    1,000   Athens-Clarke County (LOC - SunTrust Bank)                             1.25       12/01/2024          1,000
                                                                                                             ----------

            HOME IMPROVEMENT RETAIL (1.2%)
    1,750   Savannah EDA (LOC - SunTrust Bank)                                     0.74        8/01/2025          1,750
                                                                                                             ----------
            Total Consumer Discretionary                                                                          2,750
                                                                                                             ----------

            CONSUMER STAPLES (1.8%)
            -----------------------
            PACKAGED FOODS & MEAT (1.8%)
    2,700   South Carolina Jobs EDA (LOC - California Bank & Trust)                2.05       12/01/2029          2,700
                                                                                                             ----------
            FINANCIALS (0.7%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.7%)
    1,000   Wilson County IDB (LOC - Regions Bank)                                 2.20        5/01/2020          1,000
                                                                                                             ----------

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                        MARKET
AMOUNT                                                                           COUPON                           VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (6.4%)
            ------------------
            AIRPORT SERVICES (2.7%)
$   4,000   Metropolitan Nashville Airport Auth. (LOC - Regions Bank)(a)           2.25%       4/01/2030     $    4,000
                                                                                                             ----------
            BUILDING PRODUCTS (2.4%)
    3,500   Miami-Dade County IDA (LOC - SunTrust Bank)                            0.74        8/01/2018          3,500
                                                                                                             ----------
            COMMERCIAL PRINTING (0.8%)
    1,245   Chester County IDA (NBGA)                                              1.71       12/01/2020          1,245
                                                                                                             ----------
            INDUSTRIAL MACHINERY (0.5%)
      800   Staunton IDA (LOC - SunTrust Bank)                                     0.74        2/01/2027            800
                                                                                                             ----------
            Total Industrials                                                                                     9,545
                                                                                                             ----------
            MUNICIPAL BONDS (7.9%)
            ----------------------
            GENERAL OBLIGATION (3.6%)
    5,400   Illinois State (LIQ)                                                   3.25       10/01/2033          5,400
                                                                                                             ----------
            NURSING/CCRC (0.5%)
      765   Wisconsin State Health and Educational
            Facilities Auth. (LOC - M&I Marshall & Ilsley Bank)                    1.53        8/15/2030            765
                                                                                                             ----------
            WATER/SEWER UTILITY (3.8%)
    4,000   Harrisburg Auth. (INS)(LIQ)                                            2.60        7/15/2017          4,000
    1,575   Harrisburg Auth. (INS)(LIQ)                                            2.60        7/15/2029          1,575
                                                                                                             ----------
                                                                                                                  5,575
                                                                                                             ----------
            Total Municipal Bonds                                                                                11,740
                                                                                                             ----------

            UTILITIES (3.8%)
            ----------------
            ELECTRIC UTILITIES (3.8%)
    2,700   Delaware State EDA                                                     0.86       10/01/2017          2,700
    3,000   Floyd County Dev. Auth.                                                0.33        7/01/2022          3,000
                                                                                                             ----------
            Total Utilities                                                                                       5,700
                                                                                                             ----------
            Total Variable-Rate Demand Notes                                                                     33,435
                                                                                                             ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (5.3%)
7,843,993   State Street Institutional Liquid Reserve Fund, 0.19% (f)                                             7,844
                                                                                                             ----------
            Total Money Market Instruments (cost: $41,279)                                                       41,279
                                                                                                             ----------

            TOTAL INVESTMENTS (COST: $157,543)                                                               $  157,620
                                                                                                             ==========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                  VALUATION HIERARCHY
($ IN 000s)                                       -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                      IN ACTIVE           OTHER           (LEVEL 3)
                                       MARKETS         SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS            INPUTS            INPUTS               TOTAL
-----------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS             $          --      $    48,838      $         --     $     48,838
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                  --           12,369                --           12,369
  ASSET-BACKED SECURITIES                      --           16,889                --           16,889
  COMMERCIAL MORTGAGE SECURITIES               --            7,835                --            7,835
  MUNICIPAL BONDS                              --           30,410                --           30,410
MONEY MARKET INSTRUMENTS:
  VARIABLE-RATE DEMAND NOTES                   --           33,435                --           33,435
  MONEY MARKET FUNDS                        7,844               --                --            7,844
-----------------------------------------------------------------------------------------------------
Total                               $       7,844      $   149,776      $         --     $    157,620
-----------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Ultra Short-Term Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature

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and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, which are valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $6,802,000; of which $4,314,000 were when-issued securities.

D. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2011, were $251,000 and $174,000, respectively, resulting in net unrealized appreciation of $77,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $148,424,000 at March 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The stated final maturity of such securities represents when the final principal payment will be made. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
REIT     Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from First Horizon National Corp.

SPECIFIC NOTES

(a) At March 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) At March 31, 2011, the aggregate market value of securities purchased on a delayed delivery basis was $6,810,000, which included when-issued securities of $4,321,000.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2011.
(e) Security was fair valued at March 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2011.

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ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/31/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/31/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/31/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.